Income Taxes (Components of tax expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Current income tax expense	$ 5.3	$ 30.1
Deferred income tax expense	63.7	43.9
Income tax expense recognized in net earnings	$ 69.0	$ 74.0